Unaudited Quarterly Operating Results (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Unaudited Quarterly Operating Results [Abstract]
Revenues	$ 2,030.7	$ 1,685.9	$ 1,741.1	$ 1,501.3	$ 1,808.3	$ 1,527.1	$ 1,452.7	$ 1,346.7	$ 6,959.0		$ 6,134.8		$ 5,223.2
Revenues less cost of sales (exclusive of depreciation and amortization)	600.2	549.3	527.7	443.4	543.4	478.4	468.0	432.6
Other costs	114.2	34.2	20.1	8.9	8.1	10.4	18.4	10.3
Net income	99.9	164.5	148.0	109.5	164.6	148.7	129.2	120.4	521.9		562.9		475.5
Earnings per share [Abstract]
Basic (in dollars per share)	$ 0.41	$ 0.67	$ 0.60	$ 0.45	$ 0.68	$ 0.61	$ 0.53	$ 0.49	$ 2.13		$ 2.32		$ 2.15
Diluted (in dollars per share)	$ 0.40	$ 0.67	$ 0.59	$ 0.43	$ 0.66	$ 0.61	$ 0.52	$ 0.48	$ 2.09		$ 2.27		$ 2.11
Income Statement Data [Abstract]
Revenues	2,030.7	1,685.9	1,741.1	1,501.3	1,808.3	1,527.1	1,452.7	1,346.7	6,959.0		6,134.8		5,223.2
Costs and expenses [Abstract]
Cost of sales (exclusive of depreciation and amortization shown separately below)									4,838.4		4,212.4		3,540.1
Selling and administrative expenses									1,001.5		862.3		715.6
Depreciation and amortization									206.6		201.6		156.6
Interest, net									84.0		78.0		86.5
Other costs									177.4		47.2		81.6
Charge for pension plan termination									0		0		0
Total costs and expenses									6,307.9		5,401.5		4,580.4
Income before income taxes									651.1		733.3		642.8
Income tax provision									(129.2)		(170.4)		(167.3)
Net income	99.9	164.5	148.0	109.5	164.6	148.7	129.2	120.4	521.9		562.9		475.5
Basic earnings per share (in dollars per share)	$ 0.41	$ 0.67	$ 0.60	$ 0.45	$ 0.68	$ 0.61	$ 0.53	$ 0.49	$ 2.13		$ 2.32		$ 2.15
Diluted earnings per share (in dollars per share)	$ 0.40	$ 0.67	$ 0.59	$ 0.43	$ 0.66	$ 0.61	$ 0.52	$ 0.48	$ 2.09		$ 2.27		$ 2.11
Balance Sheet Data (at the end of period): [Abstract]
Total assets	9,361.7				8,005.1				9,361.7		8,005.1		7,725.4
Stockholders' equity	4,707.4				4,392.4				4,707.4		4,392.4		3,919.7		2,344.5
Long-term debt	1,574.2				772.9				1,574.2		772.9		1,232.3
Other long-term obligations	399.8				265.9				399.8		265.9		277.1
Segment Reporting Information [Line Items]
Income (loss) before income taxes									651.1		733.3		642.8
Depreciation and amortization									206.6		201.6		156.6
Interest, net									84.0		78.0		86.5
Other costs									177.4		47.2		81.6
DPS [Member]
Unaudited Quarterly Operating Results [Abstract]
Revenues									4,061.5		3,718.3		3,110.5	[1]
Income Statement Data [Abstract]
Revenues									4,061.5		3,718.3		3,110.5	[1]
Costs and expenses [Abstract]
Interest, net									0		0		0	[1]
Income before income taxes									685.6		666.7		574.7	[1]
Balance Sheet Data (at the end of period): [Abstract]
Total assets	4,784.5				3,570.1				4,784.5		3,570.1		3,345.0	[1]
Segment Reporting Information [Line Items]
Income (loss) before income taxes									685.6		666.7		574.7	[1]
Depreciation and amortization									111.4		93.0		84.8	[1]
Interest, net									0		0		0
V&M [Member]
Unaudited Quarterly Operating Results [Abstract]
Revenues									1,663.0		1,273.3		1,194.7
Income Statement Data [Abstract]
Revenues									1,663.0		1,273.3		1,194.7
Costs and expenses [Abstract]
Interest, net									0		0		0
Income before income taxes									294.1		188.0		211.3
Balance Sheet Data (at the end of period): [Abstract]
Total assets	1,524.6				1,299.7				1,524.6		1,299.7		1,181.3
Segment Reporting Information [Line Items]
Income (loss) before income taxes									294.1		188.0		211.3
Depreciation and amortization									40.3		42.4		36.2
Interest, net									0		0		0
PCS [Member]
Unaudited Quarterly Operating Results [Abstract]
Revenues									1,234.5		1,143.2		918.0	[1]
Income Statement Data [Abstract]
Revenues									1,234.5		1,143.2		918.0	[1]
Costs and expenses [Abstract]
Interest, net									0		0		0	[1]
Income before income taxes									116.0		131.9		147.4	[1]
Balance Sheet Data (at the end of period): [Abstract]
Total assets	2,101.9				1,750.8				2,101.9		1,750.8		1,837.8	[1]
Segment Reporting Information [Line Items]
Income (loss) before income taxes									116.0		131.9		147.4	[1]
Depreciation and amortization									37.9		54.9		22.0	[1]
Interest, net									0		0		0
Corporate And Other [Member]
Unaudited Quarterly Operating Results [Abstract]
Revenues									0		0		0
Income Statement Data [Abstract]
Revenues									0		0		0
Costs and expenses [Abstract]
Interest, net									84.0		78.0		86.5
Income before income taxes									(444.6)	[2]	(253.3)	[3]	(290.6)	[4]
Balance Sheet Data (at the end of period): [Abstract]
Total assets	950.7				1,384.5				950.7		1,384.5		1,361.3
Segment Reporting Information [Line Items]
Income (loss) before income taxes									(444.6)	[2]	(253.3)	[3]	(290.6)	[4]
Depreciation and amortization									17.0		11.3		13.6
Interest, net									$ 84.0		$ 78.0		$ 86.5

[1]	Revised based on change in segments described in Note 1 of the Notes to Consolidated Financial Statements.
[2]	Includes a $177.4 million charge for other costs (see Note 3 of the Notes to Consolidated Financial Statements).
[3]	Includes a $47.2 million charge for other costs (see Note 3 of the Notes to Consolidated Financial Statements).
[4]	Includes an $81.6 million charge for other costs (see Note 3 of the Notes to Consolidated Financial Statements).